UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 21, 2014 to November 18, 2014

Commission File Number of Issuing entity:	333-180779-11

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
(Exact name of sponsors as specified in their charters

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-2087494
47-2098931
47-2108850
47-6535473
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7466
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	[_X_]
A-2	[ ]	[ ]	[_X_]
A-SB	[ ]	[ ]	[_X_]
A-3	[ ]	[ ]	[_X_]
A-4	[ ]	[ ]	[_X_]
X-A	[ ]	[ ]	[_X_]
A-S	[ ]	[ ]	[_X_]
B	[ ]	[ ]	[_X_]
PST	[ ]	[ ]	[_X_]
C	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On November 18, 2014 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 21st, 2014 to November 18th, 2014. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 14, 2014. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on November 13, 2014. The CIK Number of Bank of America, National Association is 0001102113. CIBC Inc. filed its most recent Form ABS-15G on November 14, 2014. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION
Item 6. Significant Obligors of Pool Assets.
The TKG Retail Portfolio A Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18.

Based on the borrower's operating statement as of September 30, 2014, Loan 1341639 (ProSupp ID 1, The TKG Retail Portfolio A Mortgage Loan) has a Net Operating Income of $6,588,552
Item 8. Other Information
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	October 20, 2014	$0.00
Current Distribution Date:	November 18, 2014	$0.00

*REO Account Balance
Prior Distribution Date:	October 20, 2014	$0.00
Current Distribution Date:	November 18, 2014	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	October 20, 2014	$0.00
Current Distribution Date:	November 18, 2014	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	October 20, 2014	$0.00
Current Distribution Date:	November 18, 2014	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	October 20, 2014	$0.00
Current Distribution Date:	November 18, 2014	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	October 20, 2014	$0.00
Current Distribution Date:	November 18, 2014	$0.00

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, relating to the November 18, 2014 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: November 26, 2014	By: /s/ Stephen W. Holmes
Name: Stephen W. Holmes
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, relating to the November 18, 2014 distribution.